Line Of Credit And Long-Term Debt	12 Months Ended
Dec. 31, 2012
Line Of Credit And long-Term Debt [Abstract]
Line Of Credit And Long-Term Debt

(4)        Line of Credit and Long-Term Debt

On December 31, 2012, the Company entered into a new credit agreement with its current lender, BOKF, NA dba Bank of Oklahoma (Bank of Oklahoma), which amended and restated its existing credit agreement. The new agreement provides for a secured credit commitment consisting of a $10.0 million advancing term loan maturing December 31, 2015, a $10.0 million term loan maturing December 31, 2017, and a $15.0 million revolving loan maturing December 31, 2015. Interest rates on the Company’s advancing term loan and revolving loan are both variable and based on the rate of interest regularly published by the Wall Street Journal and designated as the U.S. Prime Rate (hereto referred to as the WSJ prime rate) less 1.50% with a 1.50% interest rate minimum or floor. Interest rates on the Company’s term loan are variable and based on the WSJ prime rate less 1.25% with a 1.75% interest rate minimum or floor. The new agreement requires the Company to pledge its investment account, receivable accounts, and inventory to Bank of Oklahoma as collateral for the advancing term loan, the term loan, and revolving loan. The Company is obligated to maintain at least $12.0 million in its pledged investment account. The carrying value of receivables, inventory and the investment account pledged as collateral was $17.2 million, $32.8 million and $24.7 million, respectively as of December 31, 2012. The agreement also contains financial covenants requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income (loss) of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income (loss) of $85.0 million. The Company was in compliance with these requirements at year end. After entering into the new agreement, as of December 31, 2012, the Company owed $10.0 million on its term loan, $0.1 million on its revolving loan, and $-0- on its advancing term loan.

The average outstanding balance on the revolving loan during 2012 and 2011 was approximately $5.6 million and $4.3 million, respectively. At December 31, 2012 and 2011, there was approximately $0.1 million and $4.8 million, respectively, borrowed against the revolving loan. Interest on the revolving loan varied with the lender’s national prime rate less 0.50% with a 3.50% interest rate minimum or floor for 2012 and 2011. The annual weighted average interest rate we paid on the revolving loan during 2012 and 2011 was 3.50%. Interest was payable quarterly and the applicable interest rate was 3.50% at December 31, 2011 and prior to the agreement on December 31, 2012. The interest rate after the agreement on December 31, 2012 was 1.75%.

As of December 31, 2012 and 2011, there was approximately $10.0 million and $9.0 million, respectively, borrowed on the term loan. Interest on the Company’s term loan was variable and was based on the lender’s national prime rate less 0.75% with a 3.00% interest rate minimum or floor for 2012 and 2011.  The annual weighted average interest rate we paid on the term loan during 2012 and 2011 was 3.25%. Principal and interest was payable quarterly and the applicable interest rate was 3.25% at December 31, 2011 and prior to the agreement on December 31, 2012. The interest rate after the agreement on December 31, 2012 was 2.00%.

At December 31, 2012 the $10.1 million in Note payable, bank in the table below is comprised of a $10.0 million term loan and $0.1 million revolving loan. The $0.8 million in Other long-term debt is comprised of a $0.3 million note related to the acquisition of Kay Concrete Materials Co. (Kay Concrete) and $0.5 million of noncompete payment obligations. At December 31, 2011 the $1.2 million in Other long-term debt is comprised of a $0.5 million note related to the acquisition of Kay Concrete and $0.7 million of noncompete payment obligations.

	2012	2011
Note payable, bank (a)	$10,110,137	$9,043,690
Other	811,644	1,179,470
	$10,921,781	$10,223,160

Less current maturity of bank note payable	1,237,816	2,920,023
Total long-term debt	$9,683,965	$7,303,137

(a) Term loan due December 31, 2017; payable $357,143 quarterly including interest.

Revolving loan due December 31, 2015.

Aggregate annual maturities of long-term debt as of December 31, 2012 are:

2013	$1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
$10,921,781